John Hancock Financial Services
U.S. Wealth Management
601 Congress Street
Boston, MA 02210
(617) 663-3241
Fax: (617) 663-2196
E-Mail: dbarr@jhancock.com

Name : Title:	David D. Barr Counsel
February 25, 2010
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

RE:	John Hancock Funds III (the “Trust”), on behalf of John Hancock Small Company Fund (the “Fund”) File Nos. 333-125838; 811-21777
Ladies and Gentlemen:
Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder, and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 22 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 24 to its Registration Statement under the 1940 Act (“Amendment No. 22”).
Amendment No. 22 is being filed pursuant to paragraph (a)(1) of Rule 485 under the 1933 Act to become effective on the sixtieth (60th) day after the filing. The purpose of this filing is to register new classes of shares of the John Hancock Small Company Fund, Class R1, Class R3, Class R4 and Class R5 shares.
If you have any questions or comments, please call me at 617-663-3241. In my absence, please call Nick Kolokithas at 617-663-4324.
Sincerely,

/s/ David D. Barr David D Barr, Esq.
Assistant Secretary